Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000130709
Account Value [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Account Value	$ 10,000	$ 17,096	$ 15,395	$ 13,592	$ 16,169	$ 14,551	$ 13,170	$ 11,283	$ 11,846	$ 10,377	$ 9,816	$ 10,000
C000130712
Account Value [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Account Value	10,000	$ 14,945	$ 13,780	$ 12,436	$ 14,642	$ 13,434	$ 12,350	$ 10,801	$ 11,449	$ 10,241	$ 9,890	$ 10,000
C000130710
Account Value [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Account Value	$ 10,000	$ 14,671	$ 13,304	$ 11,944	$ 14,130	$ 12,798	$ 11,549	$ 10,023	$ 10,869	$ 9,658	$ 9,656	$ 10,000
C000141021
Account Value [Line Items]
Line Graph and Table Measure Name	12/31/14	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Account Value	$ 10,000	$ 16,938	$ 15,841	$ 14,700	$ 16,767	$ 14,347	$ 13,346	$ 11,085	$ 11,770	$ 10,212	$ 9,327	10,000
C000141029
Account Value [Line Items]
Line Graph and Table Measure Name	12/31/14	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Account Value	$ 10,000	$ 16,612	$ 14,759	$ 12,965	$ 15,174	$ 13,230	$ 12,365	$ 10,559	$ 11,393	$ 9,688	$ 9,477	10,000
C000141028
Account Value [Line Items]
Line Graph and Table Measure Name	12/31/14	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Account Value	$ 10,000	$ 16,051	$ 14,526	$ 12,875	$ 15,215	$ 13,596	$ 12,579	$ 10,850	$ 11,604	$ 10,137	$ 9,743	$ 10,000
C000130713
Account Value [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Account Value	10,000	$ 17,018	$ 15,172	$ 13,448	$ 15,998	$ 14,119	$ 13,243	$ 11,039	$ 11,744	$ 10,215	$ 9,719	$ 10,000
C000130711
Account Value [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Account Value	10,000	$ 18,093	$ 16,107	$ 14,096	$ 17,010	$ 15,137	$ 13,617	$ 11,413	$ 12,022	$ 10,547	$ 10,075	$ 10,000
MSCI World Index
Account Value [Line Items]
Account Value	10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI World Index
Account Value [Line Items]
Account Value	10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	10,000	24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
MSCI World Index
Account Value [Line Items]
Account Value	10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI World Index
Account Value [Line Items]
Account Value	10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI World Index
Account Value [Line Items]
Account Value	10,000	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Account Value [Line Items]
Account Value	10,000	16,868	15,234	13,310	15,543	14,081	13,146	11,127	11,751	10,152	9,808	10,000
S&P Global Managed Risk LargeMidCap Index - Conservative
Account Value [Line Items]
Account Value	10,000	15,921	14,583	12,963	15,029	13,870	12,972	11,130	11,646	10,252	9,875	10,000
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Account Value [Line Items]
Account Value	10,000	16,868	15,234	13,310	15,543	14,081	13,146	11,127	11,751	10,152	9,808	10,000
S&P 500 Managed Risk Index - Moderate
Account Value [Line Items]
Account Value	10,000	21,347	18,337	15,698	18,072	15,352	14,370	12,041	12,303	10,604	9,885	10,000
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive
Account Value [Line Items]
Account Value	10,000	18,737	16,486	13,984	16,534	14,441	13,479	11,112	11,954	9,946	9,667	10,000
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Account Value [Line Items]
Account Value	10,000	16,868	15,234	13,310	15,543	14,081	13,146	11,127	11,751	10,152	9,808	10,000
S&P Global Managed Risk LargeMidCap Index - Moderate
Account Value [Line Items]
Account Value	10,000	17,786	15,857	13,644	16,010	14,241	13,296	11,110	11,839	10,037	9,731	10,000
S&P 500 Managed Risk Index - Moderate Conservative
Account Value [Line Items]
Account Value	$ 10,000	$ 19,875	$ 17,385	$ 15,105	$ 17,349	$ 15,084	$ 14,089	$ 11,920	$ 12,148	$ 10,644	$ 9,942	$ 10,000